Income Tax Benefit (Expense) - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax relating to components of other comprehensive income [abstract]
Loss for the year	₩ (2,409,300)	₩ (2,576,729)	₩ (3,195,585)
Income tax benefit (expense)	(217,760)	762,712	237,785
Loss before income tax	(2,191,540)	(3,339,441)	(3,433,370)
Income tax benefit using the statutory tax rate of each country	527,019	789,941	738,403
Income not subject to tax (Expenses not deductible for tax purposes)		(19,759)	(18,742)
Income not subject to tax (Expenses not deductible for tax purposes)	2,704
Tax credits	22,854	207,745	145,189
Change in unrecognized deferred tax assets	(703,714)	(156,783)	(457,763)
Adjustment for prior years	(13,807)	10,726	2,072
Effect on change in tax rate	(54,821)	(60,134)	(168,372)
Others	₩ 2,005	₩ (9,024)	₩ (3,002)